Financial income, financial expenses and exchange gains/(losses) - Additional Information (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jun. 01, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Options - Changes in fair value		€ 20,675	€ 17,743	€ 0
Dondi [Member] | Other Financial Income [Member]
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid			1,000
Put Options [Member]
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Options - Changes in fair value		20,675
Additional purchase of options percentage	5.00%
Increase decrease in fair value of financial liability		€ 7,833
Put Option Noncontrolling Interest Percentage		10.00%			10.00%
Foreign exchange gain		€ 7,791	13,455
Loss on foreign exchange				€ 2,441
Lanificio Put Option [Member]
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Increase decrease in fair value of financial liability		€ 3,523
Dondi Put Option [Member]
Details Of Financial Income Financial Expenses And Exchange Gains Or Losses [Line Items]
Increase decrease in fair value of financial liability			€ 2,035